COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
COMMITMENTS & CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases as of November 30, 2020, are as follows (in thousands):

Fiscal Year Ending	Amount
2021	$2,535
2022	8,537
2023	6,570
2024	5,635
2025	2,091
Thereafter	9,003
Total minimum lease payments	$34,371

Future minimum lease payments under non-cancelable operating leases as of February 29, 2020, are as follows (in thousands):

Fiscal year ending:
2021	$7,990
2022	5,864
2023	4,040
2024	3,330
2025	2,306
Thereafter	1,679
Total minimum lease payments	$25,209